Significant Judgements in Applying Accounting Policies Disclosure of significant accounting policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2009	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issuable upon conversion of convertible debenture (shares)	363,854
Deferred credit	$ 20,788		$ 20,788
Aquiline [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issuable upon conversion of convertible debenture (shares)		363,854
Deferred credit	20,800		20,800
Deferred Stripping Costs [member] | Dolores mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Deferred stripping costs	$ 47,700		$ 40,300